9. INVESTMENTS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Expenses		R$ 1,380,193
Consorcio da Usina Hidrelectrica de Igarapava
Disclosure of fair value measurement of assets [line items]
Property, plant and equipment	R$ 23,596	24,759
Expenses	R$ 5,827	R$ 5,966